INCOME TAXES - Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes at statutory rate	$ 0	$ 0	$ 0
Effect of deferred tax benefit on intra-group transfers of non-current assets	0	0	(1,714)
Effect of movement in deferred tax balances	431	27	90
Effect of adjustments in respect of current tax in prior periods	(369)	(5)	(334)
Effect of taxable income in various countries	1,205	1,483	1,369
Total income tax expense (benefit)	$ 1,267	$ 1,505	$ (589)